UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22926

Elkhorn ETF Trust
(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201 Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Benjamin T. Fulton Elkhorn ETF Trust 207 Reber Street, Suite 201 Wheaton, IL 60187
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn Lunt Low Vol/High Beta Tactical ETF (LVHB)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ELKHORN LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

December 31, 2017 (unaudited)

Investments	Shares	Value
COMMON STOCKS—100.0%
Aerospace & Defense—5.9%
General Dynamics Corp.	8,688	$1,767,574
Harris Corp.	13,520	1,915,108
Lockheed Martin Corp.	6,329	2,031,925
Northrop Grumman Corp.	6,346	1,947,651
Raytheon Co.	9,652	1,813,128
United Technologies Corp.	16,629	2,121,362
Total Aerospace & Defense		11,596,748
Air Freight & Logistics—1.9%
Expeditors International of Washington, Inc.	28,724	1,858,156
United Parcel Service, Inc., Class B	15,520	1,849,208
Total Air Freight & Logistics		3,707,364
Banks—1.0%
US Bancorp	35,441	1,898,929

Beverages—3.6%
Coca-Cola Co. (The)	55,504	2,546,524
Dr Pepper Snapple Group, Inc.	20,421	1,982,062
PepsiCo, Inc.	21,089	2,528,993
Total Beverages		7,057,579
Capital Markets—4.9%
BlackRock, Inc.	3,661	1,880,692
Cboe Global Markets, Inc.	15,971	1,989,827
Moody's Corp.	13,019	1,921,735
Nasdaq, Inc.	26,017	1,998,886
S&P Global, Inc.	11,032	1,868,821
Total Capital Markets		9,659,961
Chemicals—3.1%
Air Products & Chemicals, Inc.	11,391	1,869,035
Ecolab, Inc.	17,732	2,379,280
Praxair, Inc.	11,873	1,836,516
Total Chemicals		6,084,831
Commercial Services & Supplies—2.5%
Republic Services, Inc.	36,493	2,467,291
Waste Management, Inc.	28,186	2,432,452
Total Commercial Services & Supplies		4,899,743
Consumer Finance—1.0%
American Express Co.	19,961	1,982,327

Diversified Financial Services—1.2%
Berkshire Hathaway, Inc., Class B*	12,271	2,432,358

See accompanying Notes to Schedule of Investments.

ELKHORN LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

December 31, 2017 (unaudited)

Investments	Shares	Value
Electric Utilities—10.5%
Alliant Energy Corp.	41,436	$1,765,588
American Electric Power Co., Inc.	27,031	1,988,671
Duke Energy Corp.	23,162	1,948,156
Edison International	24,527	1,551,088
Entergy Corp.	20,942	1,704,469
Eversource Energy	30,634	1,935,456
NextEra Energy, Inc.	12,395	1,935,975
Pinnacle West Capital Corp.	23,347	1,988,698
PPL Corp.	61,332	1,898,225
Southern Co. (The)	39,214	1,885,801
Xcel Energy, Inc.	39,719	1,910,881
Total Electric Utilities		20,513,008
Electrical Equipment—0.9%
AMETEK, Inc.	24,604	1,783,052

Electronic Equipment, Instruments & Components—2.0%
Amphenol Corp., Class A	24,862	2,182,884
TE Connectivity Ltd.	17,901	1,701,311
Total Electronic Equipment, Instruments & Components		3,884,195
Equity Real Estate Investments—5.4%
Alexandria Real Estate Equities, Inc.	13,660	1,783,859
Apartment Investment & Management Co., Class A	37,593	1,643,190
AvalonBay Communities, Inc.	10,051	1,793,199
Equity Residential	28,875	1,841,359
Essex Property Trust, Inc.	7,101	1,713,968
UDR, Inc.	46,017	1,772,575
Total Equity Real Estate Investments		10,548,150
Food & Staples Retailing—1.0%
Wal-Mart Stores, Inc.	18,950	1,871,312

Food Products—1.1%
Hershey Co. (The)	18,554	2,106,064

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	31,650	1,806,266
Baxter International, Inc.	27,057	1,748,964
Danaher Corp.	20,470	1,900,025
Total Health Care Equipment & Supplies		5,455,255
Health Care Providers & Services—0.9%
UnitedHealth Group, Inc.	8,185	1,804,465

See accompanying Notes to Schedule of Investments.

ELKHORN LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

December 31, 2017 (unaudited)

Investments	Shares	Value
Hotels, Restaurants & Leisure—2.1%
McDonald's Corp.	12,075	$2,078,349
Yum! Brands, Inc.	26,118	2,131,490
Total Hotels, Restaurants & Leisure		4,209,839
Household Products—3.3%
Clorox Co. (The)	13,889	2,065,850
Kimberly-Clark Corp.	16,537	1,995,354
Procter & Gamble Co. (The)	25,152	2,310,966
Total Household Products		6,372,170
Industrial Conglomerates—3.4%
3M Co.	8,873	2,088,438
Honeywell International, Inc.	16,826	2,580,435
Roper Technologies, Inc.	7,864	2,036,776
Total Industrial Conglomerates		6,705,649
Insurance—12.5%
Aflac, Inc.	25,629	2,249,714
Allstate Corp. (The)	20,422	2,138,388
Aon PLC	14,479	1,940,186
Arthur J Gallagher & Co.	32,546	2,059,511
Chubb Ltd.	13,703	2,002,419
Hartford Financial Services Group, Inc. (The)	32,939	1,853,807
Loews Corp.	44,348	2,218,730
Marsh & McLennan Cos., Inc.	25,267	2,056,481
Progressive Corp. (The)	35,733	2,012,483
Torchmark Corp.	25,268	2,292,060
Travelers Cos., Inc. (The)	14,639	1,985,634
Willis Towers Watson PLC	10,476	1,578,628
Total Insurance		24,388,041
Internet Software & Services—0.9%
VeriSign, Inc.*	16,037	1,835,274

IT Services—5.9%
Accenture PLC, Class A	11,980	1,834,018
Fidelity National Information Services, Inc.	21,779	2,049,186
Fiserv, Inc.*	16,950	2,222,653
Mastercard, Inc., Class A	11,947	1,808,298
Paychex, Inc.	26,486	1,803,167
Visa, Inc., Class A	16,794	1,914,852
Total IT Services		11,632,174
Machinery—3.0%
Fortive Corp.	27,388	1,981,522
Illinois Tool Works, Inc.	12,240	2,042,244
Stanley Black & Decker, Inc.	10,518	1,784,799

See accompanying Notes to Schedule of Investments.

ELKHORN LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

December 31, 2017 (unaudited)

Investments	Shares	Value
Machinery (continued)
Total Machinery		$5,808,565
Media—1.0%
Walt Disney Co. (The)	18,105	1,946,469

Multi-Utilities—9.2%
Ameren Corp.	29,594	1,745,750
CenterPoint Energy, Inc.	66,503	1,886,025
CMS Energy Corp.	40,048	1,894,270
Consolidated Edison, Inc.	22,169	1,883,257
Dominion Energy, Inc.	22,223	1,801,396
DTE Energy Co.	17,760	1,944,010
NiSource, Inc.	65,257	1,675,147
Public Service Enterprise Group, Inc.	34,202	1,761,403
Sempra Energy	14,353	1,534,623
WEC Energy Group, Inc.	27,810	1,847,418
Total Multi-Utilities		17,973,299
Oil, Gas & Consumable Fuels—2.1%
Chevron Corp.	15,379	1,925,297
Exxon Mobil Corp.	25,644	2,144,864
Total Oil, Gas & Consumable Fuels		4,070,161
Pharmaceuticals—2.0%
Johnson & Johnson	15,319	2,140,371
Pfizer, Inc.	49,529	1,793,940
Total Pharmaceuticals		3,934,311
Professional Services—1.0%
Verisk Analytics, Inc.*	20,734	1,990,464

Software—0.9%
Microsoft Corp.	20,870	1,785,220

Specialty Retail—1.1%
Home Depot, Inc. (The)	11,491	2,177,889

Tobacco—0.9%
Philip Morris International, Inc.	16,389	1,731,498
Water Utilities—1.0%
American Water Works Co., Inc.	20,540	1,879,205

Total Investments—100.0% (Cost $197,403,649)		$195,725,569
Other Assets in Excess of Liabilities— 0.0%(a)		6,074
Net Assets—100.0%		$195,731,643

See accompanying Notes to Schedule of Investments.

ELKHORN LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

December 31, 2017 (unaudited)

*	Non-income producing security
(a)	Less than 0.05%

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$195,725,569	$–	$–	$195,725,569
Total	$195,725,569	$–	$–	$195,725,569

For the period ended December 31, 2017, there were no transfers between any levels. As of December 31, 2017 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Elkhorn Lunt LowVol/High Beta Tactical ETF (the “Fund”) is presented herein.

The Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

2. SECURITIES VALUATION

Investment Valuation:

The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks and other equity securities listed on any national or foreign exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC, (the “Adviser”) determines the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2017, is disclosed at the end of the Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	2/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	2/27/2018

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer (principal financial officer)

Date	2/27/2018

* Print the name and title of each signing officer under his or her signature.